Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 09, 2024
Entity Registrant Name	AVIDITY BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39321
Entity Tax Identification Number	46-1336960
Entity Address, Address Line One	10578 Science Center Drive
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	401-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001599901
Amendment Flag	false